Statement of Operations (FY) (Parenthetical) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Expenses
Management fee, net rebate	$ 84,167	$ 256,989	$ 259,167	$ 677,439